ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

15)       ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2012	2011	2010

	(In Millions)

Unrealized gains (losses) on investments	$1,352	$772	$406
Defined benefit pension plans	(1,056)	(1,082)	(1,008)
Total accumulated other comprehensive income (loss)	296	(310)	(602)
Less: Accumulated other comprehensive (income) loss attributable
to noncontrolling interest	21	13	(8)
Accumulated Other Comprehensive Income (Loss) Attributable
to AXA Equitable	$317	$(297)	$(610)

The components of OCI for the past three years follow:

	2012	2011	2010

	(In Millions)

Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$1,013	$879	$646
(Gains) losses reclassified into net earnings (loss) during the year	91	28	189
Net unrealized gains (losses) on investments	1,104	907	835
Adjustments for policyholders liabilities, DAC, deferred income
taxes and insurance liability loss recognition	(524)	(541)	(376)
Change in unrealized gains (losses), net of adjustments	580	366	459
Change in defined benefit pension plans	26	(74)	(40)
Total other comprehensive income (loss), net of income taxes	606	292	419
Less: Other comprehensive (income) loss attributable
to noncontrolling interest	8	21	7
Other Comprehensive Income (Loss) Attributable
to AXA Equitable	$614	$313	$426